NOTE 20. Schedule of Account Payable, related parties (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Accounts Payable, Related Parties	$ 108,211	$ 57,586
Ruituo
Accounts Payable, Related Parties	66,633	45,024
Beiguo Auto
Accounts Payable, Related Parties	16,978	3,116
Xinji Beiguo Mall
Accounts Payable, Related Parties	$ 24,600	$ 9,446